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                        [COLUMBIA MANAGEMENT LETTERHEAD]


                                        January 3, 2003



VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re:  Registration Statement on Form N-14
          Liberty Variable Investment Trust (the "Trust")
          (File No. 333-101250)
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Ladies and Gentlemen:

     This letter is being transmitted by means of electronic submission by the Trust pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"). I hereby certify on behalf of the Trust that the forms of the combined Prospectus/Proxy Statement and Statement of Additional Information for the proposed mergers listed below that would have been filed by the Trust pursuant to Rule 497(b) under the Securities Act would not have differed from those contained in the Trust's Post-Effective Amendment No. 1 to its Registration Statement on Form N-14, which was filed by electronic transmission on December 30, 2002:

     1. Columbia High Yield Fund, Variable Series, to be issued in exchange for all of the assets and liabilities of the Colonial High Yield Securities Fund, Variable Series, a series of the Trust, and the Galaxy VIP Columbia High Yield Fund II, a series of The Galaxy VIP Fund (the "Galaxy Trust");

     2. Colonial International Fund for Growth, Variable Series, to be issued in exchange for all of the assets and liabilities of the Colonial Global Equity Fund, Variable Series, a series of the Trust, the Colonial International Horizons Fund, Variable Series, a series of the Trust, and the Stein Roe Global Utilities Fund, Variable Series, a series of the Trust;

     3. Liberty Equity Fund, Variable Series, to be issued in exchange for all of the assets and liabilities of the Galaxy VIP Growth and Income Fund, a series of the Galaxy Trust, and the Galaxy VIP Equity Fund, a series of the Galaxy Trust; and
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     4.   Colonial U.S. Growth & Income Fund, Variable Series to be issued in exchange for all of the assets and liabilities of the Liberty Value Fund, Variable Series, a series of the Trust.

     Please direct any questions you may have with respect to this filing to me at (617) 772-3363.

                                       Very truly yours,

                                       /s/ Russell L. Kane

                                       Russell L. Kane
                                       Assistant Secretary